Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-40403
Entity Registrant Name	Nexentis Technologies Inc.
Entity Central Index Key	0001789192
Entity Tax Identification Number	26-4684680
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Pinhas Sapir St. 3, Kiryat HaMada
Entity Address, City or Town	Ness Ziona, Israel
Entity Address, Country	IL
Entity Address, Postal Zip Code	7403626
City Area Code	(347)
Local Phone Number	468-9583
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NXTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false